UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund –
.
TRSTX Ultra Short-Term Bond
Fund–
.
I  Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
HIGHLIGHTS
The fund modestly outperformed its benchmark but underperformed its Lipper peer group average over the 12-month period ended May 31, 2023.
Short-term fixed income markets remained volatile over the past 12 months as market participants struggled to balance a resilient economy against considerable tightening from the Federal Reserve.
From a credit risk standpoint, the fund remained defensively positioned with credit exposure below long-term averages. However, we opportunistically added to investment-grade corporate exposure in the first quarter of 2023 when credit spreads prematurely reflected a more recessionary outlook, in our view.
Front-end volatility is likely to persist in both yields and credit spreads, which should offer opportunities for the fund to supplement the already healthy yield embedded in the portfolio.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Ultra Short-Term Bond Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Ultra Short-Term Bond Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Ultra Short-Term Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The fund returned 2.73% in the 12-month period ended May 31, 2023. The fund outperformed its benchmark, the Bloomberg Short-Term Government/
Corporate Index, but underperformed its Lipper peer group average. (Returns for I and Z Class shares will vary, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Short-term fixed income
markets remained volatile
over the past 12 months as
market participants struggled
to balance a resilient
economy against considerable
tightening from the Federal
Reserve (Fed). During the
reporting period, shifts in
market expectations for
monetary policy contributed
to notable volatility in
Treasury yields. The two-year
Treasury note yield began
the period at 2.53%, reached an intraperiod high of over 5% in March 2023, and moderated to end the period at 4.40%. The high end of this range was driven by market expectations for the Fed’s terminal rate rising to nearly 6%
amid hawkish rhetoric, which uncovered solvency concerns within the banking sector and abruptly pushed Treasury yields lower.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Ultra Short-Term Bond
Fund –
.
2.90% 2.73%
Ultra Short-Term Bond
Fund–
.
I  Class 2.96 2.86
Ultra Short-Term Bond
Fund–
.
Z  Class 3.05 3.05
Bloomberg Short-Term
Government/Corporate
Index 2.20 2.63
Lipper Ultra-Short
Obligations Funds Average 2.53 2.99

T. ROWE PRICE Ultra Short-Term Bond Fund

Alongside the banking sector turmoil that surfaced in March 2023, credit spreads on one- to three-year corporate bonds more than doubled and peaked just above 130 basis points (bps) as the financials sector priced in a recessionary environment. Credit spreads subsequently tightened but still ended the period approximately 15 bps wider than 12 months prior. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S. Treasuries with similar maturities.)
Despite both Treasury rates and credit spreads ending the period higher than they started, the Ultra Short-Term Bond Fund delivered a positive total return, as the higher yields offered by securities within the portfolio provided a considerable cushion against negative market impacts.
Security selection within investment-grade corporate bonds aided relative performance. Cyclical exposures within European banks and automotive bonds were among the strongest contributors. Relative performance was also supported by our incremental additions to U.S. corporates during the volatility surrounding U.S. regional banks in March 2023.
Interest rate management contributed in aggregate, led upward by constructive positioning across key rates. In particular, a slight underweight to the six-
month key rate and a modest overweight to the two-year key rate helped relative performance as the yield on the six-month Treasury bill increased more than the yield on the two-year Treasury note. Conversely, the fund’s modestly longer-than-benchmark average duration profile detracted as Treasury yields rose broadly across the yield curve.
Sector allocations contributed to the fund’s relative performance in aggregate.
An overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasuries helped relative performance as generally supportive corporate earnings and hopes for a dovish pivot from the Fed led to bouts of improved risk sentiment. An out-of-benchmark allocation to asset-backed securities (ABS) was also constructive as attractive relative valuations at the start of 2023, healthy liquidity, and low levels of issuance all contributed to the sector’s outperformance. Conversely, out-of-benchmark allocations to residential mortgage-backed securities (RMBS)—and, to a lesser extent, commercial mortgage-backed securities (CMBS)—hindered relative performance. CMBS were dragged down by concerns about the health of the commercial real estate market, and the interest rate-sensitive RMBS sector traded lower amid rising rates and periods of thin liquidity.

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, while we are primarily a cash bond manager, we employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps.
During the reporting period, our use of derivatives—particularly Treasury futures—contributed to absolute performance.
How is the fund positioned?
Duration fell below the low end of the fund’s usual half- to one-year target range early in the period and remained there through the first half of the reporting period. The fund then added duration as interest rates increased during early 2023, and duration slowly but steadily rose through the end of the period. This decision to modestly extend duration was in line with our view that the risks around Treasury yields became slightly more balanced following the one-way trade of rising rates in 2022. However, overall duration positioning stayed below long-term averages since inflation did not decline to a level that would precipitate cuts to the policy rate.
From a credit risk standpoint, the fund remained defensively positioned with credit exposure below long-term averages. However, we opportunistically added to investment-grade corporate exposure when credit spreads prematurely reflected a more recessionary outlook, in our view. The spread volatility seen over the period presented many opportunities for our research team to identify bonds where credit spreads were divorced from fundamentals, which incrementally pushed credit risk higher. Non-commercial paper investment-grade corporate bonds continued to be the largest exposure for the fund, representing approximately 58% of the fund’s net assets at period-end.
We continued to hold out-of-benchmark positions in ABS, CMBS, and RMBS to provide diversified sources of what we believe to be high-quality yield.
However, our allocation to RMBS trended lower and now sits at about half of its peak level seen in 2021. This move lower was through a combination of bond amortization and actively selling bonds. ABS continued to be a steady allocation as our analyst team identified a variety of opportunities within automotive and industrial equipment securities.
Nearly half of the fund’s holdings continued to be in the zero to one-year maturity bucket, reflecting the higher yields of an inverted interest rate curve and our expectation that the Fed would continue to tighten monetary policy as inflation and growth continued to exceed expectations.

T. ROWE PRICE Ultra Short-Term Bond Fund

What is portfolio management’s outlook?
The U.S. economy continues
to outperform expectations
despite weathering an
inflationary backdrop and
regional banking turmoil.
Some signs of concern have
appeared on the edges, such
as negative profit growth and
softening in labor market
surveys, but growth remains
resilient, which implies the
economy is more likely to
steadily slow to trend levels of
growth. Somewhat contrary
to this view, credit spreads
are pricing in a material
chance of an economic
slowdown, which continues
to present opportunities to
incrementally add credit risk,
but within the context of a
below-average level versus
the fund’s long-term range.
Inflation remains too far
above tolerance levels, and it’s
unclear if the current level of
monetary policy is restrictive
enough to bring 2% inflation
into the conversation. This
will keep the Fed in play and prevent the market from confidently saying the peak in yields for this cycle has been reached. While it’s true rising yields were a factor behind the banking turmoil in March, the weaker players have been addressed, and the sector has a variety of tools at its disposal to help weather a less-than-ideal operating environment.
Putting all this together, front-end volatility is likely to persist in both yields and credit spreads, which should offer opportunities for the fund to supplement the already healthy yield embedded in the portfolio. In the current environment of heightened volatility, active management can play an even more instrumental part in achieving investor objectives. Our continued goal
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.19% of the
portfolio at the end of the reporting period.
* U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Ultra Short-Term Bond Fund

T. ROWE PRICE Ultra Short-Term Bond Fund

is to provide high-quality, consistent yield and income appropriate for an ultra short-term bond strategy with modest credit and duration risk. Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Ultra Short-Term Bond Fund

RISKS OF BOND INVESTING
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg Short-Term Government/Corporate Index
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index
(collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED

T. ROWE PRICE Ultra Short-Term Bond Fund

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”)  do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
ULTRA SHORT-TERM BOND FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Ultra Short-Term Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Ultra Short-Term Bond
Fund –
.
2.73% 1.90% 1.48% – –
Ultra Short-Term Bond
Fund–
.
I  Class 2.86 2.03 – 1.98% 7/6/17
Ultra Short-Term Bond
Fund–
.
Z  Class 3.05 – – 0.99 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Ultra Short-Term Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Ultra Short-Term Bond Fund 0.31%
Ultra Short-Term Bond Fund–I Class 0.18
Ultra Short-Term Bond Fund–Z Class 0.20
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Ultra Short-Term Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
ULTRA SHORT-TERM BOND FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,029.00 $1.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.39   1.56
I Class
Actual   1,000.00   1,029.60   0.96
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.98   0.96
Z Class
Actual   1,000.00   1,030.50   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.31%, the
2
I Class
was 0.19%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Ultra Short-Term Bond Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Ultra Short-Term Bond
Fund –
.
1.46% 1.81% 1.40% – –
Ultra Short-Term Bond
Fund–
.
I  Class 1.58  1.90  – 1.85% 7/6/17
Ultra Short-Term Bond
Fund–
.
Z  Class 1.77  – – 0.55  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.96 $ 5.09 $ 5.02 $ 5.03 $ 5.01
Investment activities
Net investment income
(1)(2)
0.13 0.04 0.06 0.12 0.14
Net realized and unrealized gain/
loss 0.01
(3)
(0.11) 0.08 (0.01) 0.02
Total from investment activities 0.14 (0.07) 0.14 0.11 0.16
Distributions
Net investment income (0.14) (0.04) (0.06) (0.12) (0.14)
Net realized gain (0.02) (0.02) (0.01) — —
Total distributions (0.16) (0.06) (0.07) (0.12) (0.14)
NET ASSET VALUE
End of period $ 4.94 $ 4.96 $ 5.09 $ 5.02 $ 5.03

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2.73% (1.41)% 2.75% 2.21% 3.27%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(5)
0.33% 0.36% 0.45% 0.44% 0.42%
Net expenses after waivers/
payments by Price Associates 0.31% 0.33% 0.35% 0.35% 0.35%
Net investment income 2.61% 0.72% 1.12% 2.34% 2.79%
Portfolio turnover rate 38.5% 56.2% 45.8% 69.8% 40.1%
Net assets, end of period (in
millions) $1,459 $2,409 $4,169 $1,869 $1,164
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.97 $ 5.10 $ 5.03 $ 5.04 $ 5.01
Investment activities
Net investment income
(1)(2)
0.14 0.04 0.06 0.12 0.14
Net realized and unrealized gain/
loss —
(3)
(0.11) 0.09 (0.01) 0.03
Total from investment activities 0.14 (0.07) 0.15 0.11 0.17
Distributions
Net investment income (0.14) (0.04) (0.07) (0.12) (0.14)
Net realized gain (0.02) (0.02) (0.01) — —
Total distributions (0.16) (0.06) (0.08) (0.12) (0.14)
NET ASSET VALUE
End of period $ 4.95 $ 4.97 $ 5.10 $ 5.03 $ 5.04

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
2.86% (1.27)% 2.88% 2.31% 3.47%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(5)
0.19% 0.22% 0.32% 0.33% 0.35%
Net expenses after waivers/
payments by Price Associates 0.19% 0.19% 0.23% 0.25% 0.35%
Net investment income 2.74% 0.87% 1.20% 2.47% 2.79%
Portfolio turnover rate 38.5% 56.2% 45.8% 69.8% 40.1%
Net assets, end of period (in
thousands) $932,780 $1,288,432 $855,064 $263,120 $165,192
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4.97 $ 5.09 $ 5.10
Investment activities
Net investment income
(2)(3)
0.15 0.05 0.02
Net realized and unrealized gain/loss —
(4)
(0.10) (0.01)
(5)
Total from investment activities 0.15 (0.05) 0.01
Distributions
Net investment income (0.15) (0.05) (0.02)
Net realized gain (0.02) (0.02) —
Total distributions (0.17) (0.07) (0.02)
NET ASSET VALUE
End of period $ 4.95 $ 4.97 $ 5.09

T. ROWE PRICE Ultra Short-Term Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
3.05% (0.89)% 0.11%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.19% 0.25% 0.33%
(7)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(7)
Net investment income 3.03% 1.06% 1.13%
(7)
Portfolio turnover rate 38.5% 56.2% 45.8%
Net assets, end of period (in thousands) $97 $97 $100
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 14.2%
Auto Backed 8.9%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  520 515
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B
0.76%, 12/18/25  7,500 7,287
ARI Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28  (1) 270 267
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24  (1) 4,353 4,339
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85%, 6/15/26  500 465
CarMax Auto Owner Trust
Series 2023-1, Class A2A
5.23%, 1/15/26  6,190 6,158
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  2,891 2,671
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27  (1) 10,536 10,508
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, 1/25/28  (1) 260 258
Chase Auto Credit Linked Notes
Series 2020-2, Class B
0.84%, 2/25/28  (1) 891 873
Chase Auto Credit Linked Notes
Series 2021-2, Class B
0.889%, 12/26/28  (1) 7,020 6,758
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29  (1) 12,345 12,307
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 9,575 9,573
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  5,400 5,329
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  3,034 3,026

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  8,978 8,928
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,668
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 5,120
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28  (1) 4,495 4,458
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,538
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,905
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25  (1) 1,435 1,419
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25  (1) 2,145 2,101
HPEFS Equipment Trust
Series 2023-1A, Class A2
5.43%, 8/20/25  (1) 3,425 3,409
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B
0.61%, 10/15/25  (1) 8,700 8,643
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26  (1) 20,345 19,741
JPMorgan Chase Bank - CACLN
Series 2021-1, Class B
0.875%, 9/25/28  (1) 612 593
JPMorgan Chase Bank - CACLN
Series 2021-3, Class B
0.76%, 2/26/29  (1) 6,625 6,271
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 3,332 3,319
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29  (1) 3,904 3,885
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28  (1) 604 594

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2020-3, Class C
1.12%, 1/15/26  169 169
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,152
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,351
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24  (1) 11,555 11,271
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25  (1) 13,860 13,291
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26  (1) 10,135 9,661
World Omni Automobile Lease Securitization Trust
Series 2020-B, Class B
0.70%, 2/17/26  6,774 6,759
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  5,585 5,457
214,037
Collateralized Debt Obligation 0.6%
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 0.83%, 6.085%, 10/25/29  (1) 13,464 13,297
13,297
Equip Lease Heavy Duty 0.1%
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42  (1) 2,400 2,202
2,202
Home Equity Loans Backed 0.3%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 6,397 5,392
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50  (1) 1,547 1,275
6,667
Other Asset-Backed Securities 3.4%
ARI Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30  (1) 2,595 2,573

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26  (1) 4,355 4,319
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28  (1) 467 466
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 2,601 2,523
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 30 30
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33  (1) 542 508
HPEFS Equipment Trust
Series 2021-2A, Class B
0.61%, 9/20/28  (1) 5,250 5,134
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 55 50
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41  (1) 3,063 2,780
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69  (1) 12,015 10,468
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M USD LIBOR + 0.69%, 5.838%, 4/20/62  (1) 4,329 4,228
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27  (1) 4,928 4,777
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 5,558 5,327
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28  (1) 4,029 3,955
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31  (1) 8,645 8,645
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 2,016 1,941
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32  (1) 8,271 8,109

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32  (1) 3,006 2,982
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26  (1) 7,555 7,120
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36  (1) 2,533 2,393
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37  (1) 153 142
Verizon Master Trust
Series 2023-2, Class A
4.89%, 4/13/28  2,180 2,172
80,642
Student Loans 0.9%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45  (1) 7,913 7,644
Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M USD LIBOR + 0.90%, 6.007%, 12/16/58  (1) 180 180
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 594 538
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 2,433 2,175
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70  (1) 11,119 9,664
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 6.607%, 4/15/32  (1) 826 827
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36  (1) 1,757 1,683
22,711
Total Asset-Backed Securities
(Cost $351,002) 339,556
CORPORATE BONDS 62.6%
Advertising 0.7%
WPP Finance 2010, 3.75%, 9/19/24  18,350 17,801
17,801

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Airlines 0.6%
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 13,698 13,657
13,657
Automotive 3.3%
BMW U.S. Capital, FRN, SOFRINDX + 0.53%, 5.524%, 4/1/24  (1) 10,000 9,978
Daimler Truck Finance North America, FRN, SOFR + 0.75%, 5.671%,
12/13/24  (1) 12,843 12,822
Daimler Truck Finance North America, FRN, SOFR + 1.00%, 5.999%,
4/5/24  (1) 10,000 10,016
Hyundai Capital America, 1.00%, 9/17/24  (1) 9,874 9,282
Hyundai Capital America, 1.80%, 10/15/25  (1) 5,000 4,585
Hyundai Capital America, 5.50%, 3/30/26  (1) 1,610 1,611
Mercedes-Benz Finance North America, 4.80%, 3/30/26  (1) 5,255 5,251
Mercedes-Benz Finance North America, 4.95%, 3/30/25  (1) 4,095 4,083
Nissan Motor, 3.043%, 9/15/23  (1) 17,346 17,170
Nissan Motor Acceptance, 3.875%, 9/21/23  (1) 5,000 4,955
79,753
Banking 21.7%
AIB Group, 4.75%, 10/12/23  (1) 21,035 20,926
Banco Santander, FRN, SOFR + 1.24%, 6.331%, 5/24/24  5,000 5,020
Bank of America, FRN, SOFR + 0.69%, 5.752%, 4/22/25  15,000 14,907
Bank of Ireland Group, 4.50%, 11/25/23  (1) 27,452 27,099
Bank of Montreal, FRN, SOFRINDX + 0.32%, 5.331%, 7/9/24  10,000 9,962
Bank of Nova Scotia, FRN, SOFRINDX + 0.445%, 5.475%, 4/15/24  7,145 7,127
Bank of Nova Scotia, FRN, SOFRINDX + 0.55%, 5.471%, 9/15/23  12,544 12,544
Barclays, 4.375%, 9/11/24  11,420 11,140
Barclays, VR, 5.304%, 8/9/26  (2) 8,300 8,164
BPCE, 5.70%, 10/22/23  (1) 34,423 34,131
Canadian Imperial Bank of Commerce, FRN, SOFRINDX + 0.40%,
5.308%, 12/14/23  6,257 6,241
Capital One Financial, 4.25%, 4/30/25  1,890 1,825
Capital One Financial, FRN, SOFR + 1.35%, 6.441%, 5/9/25  10,000 9,841
Capital One Financial, VR, SOFR + 1.29%, 2.636%, 3/3/26  (2) 7,060 6,566
Credit Suisse, Series FRN, FRN, SOFRINDX + 1.26%, 6.351%,
2/21/25  4,000 3,803
Credit Suisse Group, 3.75%, 3/26/25  9,000 8,471
Credit Suisse Group, VR, 3M USD LIBOR + 1.24%, 4.207%,
6/12/24  (1)(2) 10,000 9,862
Danske Bank, 5.375%, 1/12/24  (1) 2,916 2,893
Danske Bank, VR, 3.773%, 3/28/25  (1)(2) 6,675 6,531
Danske Bank, VR, 6.466%, 1/9/26  (1)(2) 12,695 12,711
Deutsche Bank, 3.70%, 5/30/24  800 776
Deutsche Bank, Series E, FRN, SOFR + 0.50%, 5.591%, 11/8/23  20,000 19,881
Discover Bank, 2.45%, 9/12/24  11,017 10,399
Emirates NBD Bank, 2.625%, 2/18/25  6,400 6,129
Goldman Sachs Group, FRN, SOFR + 0.50%, 5.393%, 9/10/24  10,000 9,937

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, FRN, SOFR + 0.70%, 5.751%, 1/24/25  9,950 9,900
Goldman Sachs Group, FRN, SOFR + 1.39%, 6.311%, 3/15/24  5,000 5,027
HSBC Holdings, 4.25%, 3/14/24  20,041 19,741
HSBC Holdings, FRN, SOFR + 0.58%, 5.671%, 11/22/24  10,000 9,840
ING Bank, 5.80%, 9/25/23  3,307 3,294
Intesa Sanpaolo, 5.25%, 1/12/24  9,510 9,429
Intesa Sanpaolo, Series XR, 3.25%, 9/23/24  (1) 5,775 5,554
KEB Hana Bank, 4.625%, 10/24/23  12,500 12,431
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25  (2) 17,165 17,019
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26  (2) 4,310 4,314
Morgan Stanley, FRN, SOFR + 1.165%, 6.195%, 4/17/25  10,000 10,000
NatWest Group, VR, 5.847%, 3/2/27  (2) 3,200 3,209
NatWest Markets, FRN, SOFR + 0.53%, 5.621%, 8/12/24  (1) 6,315 6,244
NatWest Markets, FRN, SOFR + 1.45%, 6.409%, 3/22/25  (1) 2,483 2,468
Northern Trust, 3.95%, 10/30/25  3,440 3,332
PNC Bank, 3.875%, 4/10/25  6,125 5,855
PNC Bank, 4.20%, 11/1/25  5,948 5,692
Santander U.K., 5.00%, 11/7/23  (1) 5,000 4,955
Santander U.K. Group Holdings, VR, SOFR + 0.787%, 1.089%,
3/15/25  (2) 10,510 10,024
Siam Commercial Bank, 3.90%, 2/11/24  9,800 9,699
Societe Generale, 5.00%, 1/17/24  (1) 7,815 7,662
Societe Generale, FRN, SOFR + 1.05%, 6.098%, 1/21/26  (1) 10,000 9,804
Standard Chartered, 5.20%, 1/26/24  (1) 2,157 2,135
Standard Chartered, FRN, SOFR + 0.93%, 6.022%, 11/23/25  (1) 5,000 4,900
State Bank of India, 4.50%, 9/28/23  13,300 13,254
Toronto-Dominion Bank, FRN, SOFR + 0.22%, 5.068%, 6/2/23  10,000 10,000
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 5.243%, 9/10/24  10,000 9,938
Truist Financial, FRN, SOFR + 0.40%, 5.287%, 6/9/25  20,000 19,274
U.S. Bancorp, 3.60%, 9/11/24  4,900 4,718
U.S. Bancorp, VR, SOFR + 1.43%, 5.727%, 10/21/26  (2) 6,370 6,333
Woori Bank, 4.75%, 4/30/24  6,800 6,721
519,652
Cable Operators 0.8%
Charter Communications Operating, 4.908%, 7/23/25  12,940 12,721
Cox Communications, 3.15%, 8/15/24  (1) 7,900 7,665
20,386
Chemicals 0.6%
Celanese U.S. Holdings, 5.90%, 7/5/24  15,000 14,982
14,982
Computer Service & Software 0.1%
Oracle, 2.50%, 4/1/25  3,000 2,861
2,861
Drugs 1.4%
AbbVie, 3.80%, 3/15/25  5,428 5,308
Perrigo Finance Unlimited, 3.90%, 12/15/24  3,364 3,259

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Pfizer Investment Enterprises, 4.45%, 5/19/26  9,750 9,706
Pfizer Investment Enterprises, 4.65%, 5/19/25  9,750 9,710
Viatris, 1.65%, 6/22/25  5,207 4,805
32,788
Energy 5.9%
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,818 9,818
DCP Midstream Operating, 5.375%, 7/15/25  18,925 18,736
Devon Energy, 8.25%, 8/1/23  35,159 35,226
Ecopetrol, 5.875%, 9/18/23  7,900 7,889
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,181
EQT, 6.125%, 2/1/25  7,000 6,999
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 24,536 24,245
Kinder Morgan, 5.625%, 11/15/23  (1) 6,186 6,155
Occidental Petroleum, 5.55%, 3/15/26  3,725 3,706
Occidental Petroleum, 5.875%, 9/1/25  8,400 8,400
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,300
Pioneer Natural Resources, 5.10%, 3/29/26  2,585 2,586
Western Midstream Operating, 3.35%, 2/1/25  6,623 6,317
Williams, 5.40%, 3/2/26  4,850 4,883
141,441
Exploration & Production 0.2%
Ovintiv, 5.65%, 5/15/25  5,920 5,907
5,907
Financial 3.9%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 6,779
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 1,970
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.668%, 9/29/23  6,835 6,809
Ally Financial, 1.45%, 10/2/23  8,500 8,364
Ally Financial, 5.125%, 9/30/24  6,400 6,238
CNO Financial Group, 5.25%, 5/30/25  3,012 2,982
General Motors Financial, 4.15%, 6/19/23  1,390 1,389
General Motors Financial, FRN, SOFR + 0.62%, 5.65%, 10/15/24  15,000 14,842
General Motors Financial, FRN, SOFR + 0.76%, 5.641%, 3/8/24  20,000 19,916
Indian Railway Finance, 3.73%, 3/29/24  8,000 7,874
LSEGA Financing, 0.65%, 4/6/24  (1) 14,175 13,551
Western Union, 4.25%, 6/9/23  3,050 3,048
93,762
Food/Tobacco 0.9%
BAT International Finance, 3.95%, 6/15/25  (1) 815 789
Imperial Brands Finance, 3.125%, 7/26/24  (1) 4,200 4,053
Imperial Brands Finance, 4.25%, 7/21/25  (1) 9,935 9,567
Reynolds American, 4.45%, 6/12/25  6,855 6,706
21,115
Forest Products 0.4%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 9,909
9,909

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Health Care 1.6%
HCA, 5.00%, 3/15/24  100 99
HCA, 5.375%, 2/1/25  15,750 15,652
Mylan, 4.20%, 11/29/23  8,761 8,718
Thermo Fisher Scientific, FRN, SOFRINDX + 0.53%, 5.563%,
10/18/24  8,250 8,242
Utah Acquisition Sub, 3.95%, 6/15/26  6,605 6,280
38,991
Information Technology 2.3%
Amphenol, 4.75%, 3/30/26  1,685 1,677
Analog Devices, FRN, SOFR + 0.25%, 5.244%, 10/1/24  3,225 3,200
Baidu, 3.875%, 9/29/23  7,700 7,657
Equifax, 3.95%, 6/15/23  4,000 3,997
Marvell Technology, 4.20%, 6/22/23  7,624 7,614
Microchip Technology, 0.972%, 2/15/24  7,600 7,333
Microchip Technology, 2.67%, 9/1/23  4,595 4,554
Microchip Technology, 4.333%, 6/1/23  9,764 9,740
Micron Technology, 4.975%, 2/6/26  6,528 6,455
Skyworks Solutions, 0.90%, 6/1/23  3,075 3,074
55,301
Insurance 3.7%
Athene Global Funding, 1.20%, 10/13/23  (1) 4,040 3,953
Athene Global Funding, 2.50%, 1/14/25  (1) 4,103 3,868
Athene Global Funding, 2.514%, 3/8/24  (1) 5,000 4,822
Athene Global Funding, FRN, SOFRINDX + 0.70%, 5.792%,
5/24/24  (1) 5,000 4,939
Athene Global Funding, FRN, SOFRINDX + 0.715%, 5.723%,
1/7/25  (1) 9,850 9,594
Brighthouse Financial Global Funding, 1.00%, 4/12/24  (1) 970 927
Brighthouse Financial Global Funding, 1.75%, 1/13/25  (1) 5,000 4,681
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 5.782%,
4/12/24  (1) 18,003 17,793
Brown & Brown, 4.20%, 9/15/24  2,850 2,798
CNO Global Funding, 1.65%, 1/6/25  (1) 2,966 2,765
Corebridge Financial, 3.50%, 4/4/25  9,650 9,201
Equitable Financial Life Global Funding, 1.40%, 7/7/25  (1) 4,885 4,464
Equitable Financial Life Global Funding, 5.50%, 12/2/25  (1) 6,820 6,844
Liberty Mutual Group, 4.25%, 6/15/23  (1) 2,504 2,503
Principal Financial Group, 3.40%, 5/15/25  3,557 3,420
Principal Life Global Funding II, FRN, SOFR + 0.45%, 5.472%,
4/12/24  (1) 4,800 4,795
Trinity Acquisition, 4.625%, 8/15/23  2,202 2,185
89,552
Investment Dealers 0.5%
Ameriprise Financial, 3.00%, 4/2/25  1,067 1,022

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Charles Schwab, FRN, SOFRINDX + 0.50%, 5.435%, 3/18/24  10,000 9,902
10,924
Lodging 0.3%
Hyatt Hotels, 1.30%, 10/1/23  6,255 6,160
6,160
Manufacturing 0.4%
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 5.326%,
3/11/24  (1) 10,000 10,008
10,008
Media & Communications 1.1%
Warnermedia Holdings, 3.428%, 3/15/24  1,390 1,364
Warnermedia Holdings, 3.638%, 3/15/25  14,430 13,907
Warnermedia Holdings, FRN, SOFRINDX + 1.78%, 6.701%, 3/15/24  9,925 9,962
25,233
Media & Entertainment 0.3%
Take-Two Interactive Software, 5.00%, 3/28/26  6,250 6,240
6,240
Metals & Mining 0.7%
ABJA Investment, 4.45%, 7/24/23  11,300 11,258
POSCO Holdings, 4.00%, 8/1/23  5,225 5,212
16,470
Oil Field Services 0.3%
Energy Transfer, 5.875%, 1/15/24  6,578 6,554
6,554
Petroleum 1.0%
Aker BP, 3.00%, 1/15/25  (1) 9,752 9,313
Enbridge, FRN, SOFRINDX + 0.63%, 5.722%, 2/16/24  14,625 14,599
23,912
Railroads 0.3%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,878
7,878
Real Estate Investment Trust Securities 0.8%
Brixmor Operating Partnership, 3.65%, 6/15/24  605 585
Public Storage, FRN, SOFR + 0.47%, 5.521%, 4/23/24  6,305 6,289
Realty Income, 4.60%, 2/6/24  1,636 1,627
Scentre Group Trust 1, 3.50%, 2/12/25  (1) 10,550 10,183
18,684
Retail 1.1%
Advance Auto Parts, 5.90%, 3/9/26  1,895 1,920
Nordstrom, 2.30%, 4/8/24  9,395 8,925
QVC, 4.85%, 4/1/24  16,245 15,433
26,278
Services 0.2%
CDW, 5.50%, 12/1/24  3,675 3,634
Nature Conservancy, Series A, 0.467%, 7/1/23  850 847

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
Nature Conservancy, Series A, 0.625%, 7/1/24  650 620
5,101
Telephones 0.6%
AT&T, FRN, SOFRINDX + 0.64%, 5.614%, 3/25/24  13,328 13,328
13,328
Transportation 0.6%
Penske Truck Leasing, 2.70%, 11/1/24  (1) 2,519 2,407
Penske Truck Leasing, 3.95%, 3/10/25  (1) 2,900 2,806
Triton Container International, 0.80%, 8/1/23  (1) 9,230 9,082
14,295
Transportation Services 0.3%
HPHT Finance, 2.875%, 11/5/24  7,278 7,016
7,016
Utilities 4.6%
Alexander Funding Trust, 1.841%, 11/15/23  (1) 10,990 10,704
American Electric Power, 5.699%, 8/15/25  6,665 6,091
Constellation Energy Generation, 3.25%, 6/1/25  1,272 1,217
Hero Asia Investment, 1.50%, 11/18/23  (3) 12,800 12,569
NextEra Energy Capital Holdings, 6.051%, 3/1/25  5,120 5,177
NextEra Energy Capital Holdings, FRN, SOFRINDX + 0.40%, 5.482%,
11/3/23  9,800 9,790
NRG Energy, 3.75%, 6/15/24  (1) 670 649
Pacific Gas & Electric, 3.25%, 6/15/23  5,000 4,995
Pacific Gas & Electric, 4.25%, 8/1/23  2,500 2,493
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,698
Perusahaan Gas Negara, 5.125%, 5/16/24  9,500 9,479
Southern, STEP, 4.475%, 8/1/24  8,315 8,180
Southern California Edison, FRN, SOFRINDX + 0.83%, 5.824%,
4/1/24  2,475 2,469
Southern California Edison, Series D, 3.40%, 6/1/23  2,350 2,347
Vistra Operations, 3.55%, 7/15/24  (1) 24,655 23,823
109,681
Wireless Communications 1.4%
Rogers Communications, 2.95%, 3/15/25  (1) 16,000 15,247
Rogers Communications, 3.625%, 12/15/25  3,000 2,855
Sprint, 7.125%, 6/15/24  14,750 14,879
32,981
Total Corporate Bonds
(Cost $1,518,843) 1,498,601

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.5%
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bill, (0.20)%, 8/14/23 (JPY)  1,602,050 11,503
11,503
Total Foreign Government Obligations & Municipalities
(Cost $11,845) 11,503
MUNICIPAL SECURITIES 0.7%
Illinois 0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%, 6/1/25  100 102
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 854
956
Iowa 0.1%
Iowa Tobacco Settlement Auth., Series A-1, 0.663%, 6/1/23  1,500 1,500
1,500
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A,
1.503%, 7/1/23  250 249
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  2,125 2,125
2,374
Oregon 0.1%
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%, 8/15/23  1,710 1,697
1,697
South Dakota 0.1%
Educational Enhancement Funding, 0.706%, 6/1/23  2,700 2,700
2,700
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 488
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 498
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 491
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23  (4) 475 469
1,946

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  5,415 5,415
5,415
Total Municipal Securities
(Cost $16,660) 16,588
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.8%
Commercial Mortgage-Backed Securities 2.0%
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 6.094%, 10/15/36  (1) 1,414 1,404
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M TSFR + 1.044%, 6.104%, 10/15/37  (1) 3,876 3,812
BX Commercial Mortgage Trust
Series 2021-SOAR, Class A, ARM
1M USD LIBOR + 0.67%, 5.778%, 6/15/38  (1) 4,847 4,695
BX Trust
Series 2021-ARIA, Class A, ARM
1M USD LIBOR + 0.899%, 6.006%, 10/15/36  (1) 3,100 2,998
Goldman Sachs Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M USD LIBOR + 1.15%, 6.258%, 5/15/26  (1) 6,665 6,029
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.207%, 12/15/36  (1) 10,000 9,865
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 6.478%, 10/15/33  (1) 9,870 8,976
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, ARM
1M TSFR + 0.664%, 5.724%, 12/15/37  (1) 2,840 2,805
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 5.873%, 3/15/36  (1) 7,110 6,674
47,258
Whole Loans Backed 7.8%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49  (1) 1,095 1,044
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 4,929 4,069

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56  (1) 10,752 9,260
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 1,230 1,142
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 6.338%, 1/25/30  922 922
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.988%, 10/25/30  2,030 2,023
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 5.988%, 10/25/30  1,008 1,004
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 5.723%, 10/25/41  (1) 315 314
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.273%, 1/25/43  (1) 6,536 6,578
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65  (1) 5,433 4,860
Eagle RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.523%, 4/25/34  (1) 4,551 4,551
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59  (1) 300 286
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60  (1) 3,356 3,013
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60  (1) 994 904
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51  (1) 14,849 13,349
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56  (1) 9,013 7,273
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50  (1) 152 149
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 16,895 13,755

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 5.988%, 4/25/48  (1) 116 115
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 6.038%, 10/25/59  (1) 172 167
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 719 639
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60  (1) 3,929 3,402
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 5.92%, 12/25/49  (1) 534 494
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51  (1) 10,606 9,254
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51  (1) 11,380 9,957
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48  (1) 220 206
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 66 63
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61  (1) 15,747 12,448
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55  (1) 3,319 2,916
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 2,458 2,182
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 5.723%, 10/25/33  (1) 4,848 4,818
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 5.673%, 12/25/33  (1) 1,860 1,851
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 6.273%, 2/25/42  (1) 3,832 3,809
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.923%, 6/25/42  (1) 7,117 7,235

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.081%, 3/25/43  (1) 2,610 2,614
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 17 17
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57  (1) 58 56
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57  (1) 149 141
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 4.455%, 2/25/57  (1) 117 117
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57  (1) 314 298
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58  (1) 497 475
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59  (1) 1,127 1,081
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59  (1) 502 483
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59  (1) 870 834
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60  (1) 673 631
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60  (1) 617 594
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65  (1) 996 911
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65  (1) 2,836 2,567
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 546 529
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 5,737 4,885

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 4,789 4,090
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66  (1) 13,299 10,768
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63  (1) 2,138 1,911
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64  (1) 8,322 7,369
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68  (1) 9,493 9,491
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65  (1) 2,588 2,295
186,209
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $260,526) 233,467
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, 1M USD LIBOR + 0.35%,
5.457%, 2/15/45  179 173
Federal National Mortgage Assn., CMO, ARM, 1M USD LIBOR +
0.40%, 5.538%, 1/25/45  147 142
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $327) 315
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.3%
U S Treasury Obligations 4.3%
U.S. Treasury Bills, 4.70%, 1/25/24  (5) 31,865 30,846
U.S. Treasury Bills, 4.74%, 6/15/23  (5) 10,500 10,479
U.S. Treasury Bills, 5.43%, 11/9/23  24,420 23,843
U.S. Treasury Notes, 3.75%, 4/15/26  24,500 24,286

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.88%, 3/31/25  12,500 12,355
101,809
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $102,251) 101,809
SHORT-TERM INVESTMENTS 9.0%
Commercial Paper 9.0%
4(2) 7.8%(6)
Arrow Electronics, 5.82%, 6/15/23  4,600 4,589
Bacardi Martini, 5.782%, 6/21/23  1,600 1,595
Canadian Natural Resources, 5.701%, 6/1/23  16,000 15,998
Canadian Natural Resources, 5.926%, 6/26/23  14,550 14,489
Crown Castle International, 5.927%, 6/6/23  10,000 9,991
Crown Castle International, 5.968%, 6/20/23  3,600 3,589
CVS Health, 5.261%, 6/1/23  24,400 24,397
Energy Transfer Partners, 5.751%, 6/1/23  19,700 19,697
International Flavors & Fragrance, 6.029%, 6/20/23  19,700 19,642
Paramount Global, 5.781%, 6/22/23  19,537 19,470
Syngenta Wilmington, 5.962%, 6/6/23  5,000 4,995
Syngenta Wilmington, 5.977%, 6/20/23  9,275 9,245
Targa Resources, 5.978%, 6/23/23  14,300 14,254
Targa Resources, 5.983%, 6/20/23  5,000 4,986
Walgreens Boots Alliance, 6/22/23  4,600 4,584
Walgreens Boots Alliance, 7/3/23  15,000 14,919
186,440
Non-4(2) 1.2%
Motorola Solutions, 5.765%, 6/5/23  14,250 14,240
Quanta Services, 6/20/23  10,000 9,969
Quanta Services, 5.851%, 6/1/23  4,300 4,299
28,508
Total Commercial Paper 214,948
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.11%  (7)(8) 2 2
Total Money Market Funds 2
Total Short-Term Investments
(Cost $214,954) 214,950

T. ROWE PRICE Ultra Short-Term Bond Fund

$ Value $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.11%  (7)(8) 675 675
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank 675
Total Securities Lending Collateral
(Cost $675) 675
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Call, 6/23/23 @
$103.50  (9) 200 41,166 59
Total Options Purchased (Cost $60) 59
Total Investments in Securities
101.1% of Net Assets
(Cost $2,477,143) $ 2,417,523
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$969,884 and represents 40.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(4) Insured by Assured Guaranty Municipal Corporation
(5) At May 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $186,440 and represents 7.8% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Call, 6/23/23 @
$105.38 300 61,748 (5)
U.S. Treasury 2-Year Notes Futures, Put, 6/23/23 @
$101.38 400 82,331 (19)
U.S. Treasury 2-Year Notes Futures, Put, 6/23/23 @
$102.88 300 61,748 (201)
Total Options Written (Premiums $(112)) $ (225)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 25,000 120 295 (175)
Protection Sold (Relevant Credit: Bank of
America, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 20,000 90 277 (187)
Protection Sold (Relevant Credit: Citibank,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/23 * 20,000 112 269 (157)
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 10,000 23 22 1
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 10,000 74 19 55
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 10,000 79 53 26
Protection Sold (Relevant Credit: Lennar,
Baa2*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/23 10,000 127 516 (389)
Protection Sold (Relevant Credit: T-Mobile
US, Baa2*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/23 10,000 126 525 (399)
Protection Sold (Relevant Credit: Verizon
Communications, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 25,000 122 343 (221)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (1,446)
Total Centrally Cleared Swaps (1,446)
Net payments (receipts) of variation margin to date 1,441
Variation margin receivable (payable) on centrally cleared swaps $ (5)
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/14/23 USD 12,070 JPY 1,602,050 $ 434
Net unrealized gain (loss) on open forward
currency exchange contracts $ 434

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 U.S. Treasury Long Bond contracts 9/23 (2,824) $ (33)
Short, 622 U.S. Treasury Notes five year contracts 9/23 (67,847) 28
Short, 387 U.S. Treasury Notes ten year contracts 9/23 (44,299) (109)
Short, 327 U.S. Treasury Notes two year contracts 9/23 (67,306) (98)
Short, 49 Ultra U.S. Treasury Notes ten year contracts 9/23 (5,902) (29)
Net payments (receipts) of variation margin to date (295)
Variation margin receivable (payable) on open futures contracts $ (536)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ — $ — $ 10++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 3  ¤   ¤ $ 677
Total $ 677^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $677.

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,477,143) $ 2,417,523
Receivable for investment securities sold 23,849
Interest receivable 16,433
Receivable for shares sold 12,924
Unrealized gain on forward currency exchange contracts 434
Cash 348
Other assets 45
Total assets 2,471,556
Liabilities
Payable for investment securities purchased 72,701
Payable for shares redeemed 4,130
Obligation to return securities lending collateral 675
Variation margin payable on futures contracts 536
Investment management fees payable 323
Options written (premiums $112) 225
Due to affiliates 24
Variation margin payable on centrally cleared swaps 5
Payable to directors 1
Other liabilities 806
Total liabilities 79,426
NET ASSETS $ 2,392,130

T. ROWE PRICE Ultra Short-Term Bond Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (103,729)
Paid-in capital applicable to 483,732,572 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 2,495,859
NET ASSETS $ 2,392,130
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,459,253; Shares outstanding: 295,251,256) $ 4.94
I Class
(Net assets: $932,780; Shares outstanding: 188,461,708) $ 4.95
Z Class
(Net assets: $97; Shares outstanding: 19,608) $ 4.95

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 85,642
Securities lending 74
Dividend 10
Total income 85,726
Expenses
Investment management 4,698
Shareholder servicing
Investor Class $ 2,739
I Class 123 2,862
Prospectus and shareholder reports
Investor Class 110
I Class 23 133
Custody and accounting 285
Registration 123
Legal and audit 35
Proxy and annual meeting 15
Directors 9
Miscellaneous 50
Waived / paid by Price Associates (384)
Total expenses 7,826
Net investment income 77,900

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (57,470)
Futures 10,541
Swaps 2,168
Options written 57
Forward currency exchange contracts 12,209
Foreign currency transactions (152)
Net realized loss (32,647)
Change in net unrealized gain / loss
Securities 27,281
Futures (97)
Swaps (1,127)
Options written (113)
Forward currency exchange contracts (4,330)
Change in net unrealized gain / loss 21,614
Net realized and unrealized gain / loss (11,033)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 66,867

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 77,900 $ 35,124
Net realized gain (loss) (32,647) 16,397
Change in net unrealized gain / loss 21,614 (103,685)
Increase (decrease) in net assets from operations 66,867 (52,164)
Distributions to shareholders
Net earnings
Investor Class (55,203) (39,919)
I Class (33,631) (15,021)
Z Class (3) (1)
Decrease in net assets from distributions (88,837) (54,941)
Capital share transactions
*
Shares sold
Investor Class 697,788 1,854,223
I Class 479,797 1,188,222
Distributions reinvested
Investor Class 54,647 37,405
I Class 30,130 13,992
Shares redeemed
Investor Class (1,688,262) (3,573,857)
I Class (857,597) (739,696)
Decrease in net assets from capital share
transactions (1,283,497) (1,219,711)

T. ROWE PRICE Ultra Short-Term Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Decrease during period (1,305,467) (1,326,816)
Beginning of period 3,697,597 5,024,413
End of period $ 2,392,130 $ 3,697,597
*Share information (000s)
Shares sold
Investor Class 141,730 367,268
I Class 97,228 235,337
Distributions reinvested
Investor Class 11,110 7,422
I Class 6,114 2,775
Shares redeemed
Investor Class (342,815) (708,733)
I Class (174,012) (146,763)
Decrease in shares outstanding (260,645) (242,694)

T. ROWE PRICE Ultra Short-Term Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has three classes of shares: the
Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class
(I Class) and the Ultra Short-Term Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively.
The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial

T. ROWE PRICE Ultra Short-Term Bond Fund

reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.

T. ROWE PRICE Ultra Short-Term Bond Fund

These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Ultra Short-Term Bond Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,201,839 $ — $ 2,201,839
Short-Term Investments 2 214,948 — 214,950
Securities Lending Collateral 675 — — 675
Options Purchased 59 — — 59
Total Securities 736 2,416,787 — 2,417,523
Swaps* — 82 — 82
Forward Currency Exchange
Contracts — 434 — 434
Futures Contracts* 28 — — 28
Total $ 764 $ 2,417,303 $ — $ 2,418,067
Liabilities
Options Written $ 225 $ — $ — $ 225
Swaps* — 1,528 — 1,528
Futures Contracts* 269 — — 269
Total $ 494 $ 1,528 $ — $ 2,022

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Futures
,
Securities^ $ 87
Foreign exchange derivatives Forwards 434
Credit derivatives Centrally Cleared Swaps 82
^
,*
Total $ 603
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 494
Credit derivatives Centrally Cleared Swaps 1,528
Total $ 2,022
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Ultra Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 73 $ 57 $ 10,541 $ — $ — $ 10,671
Foreign
exchange
derivatives — — — 12,209 — 12,209
Credit
derivatives — — — — 2,168 2,168
Total $ 73 $ 57 $ 10,541 $ 12,209 $ 2,168 $ 25,048
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (1) $ (113) $ (97) $ — $ — $ (211)
Foreign
exchange
derivatives — — — (4,330) — (4,330)
Credit
derivatives — — — — (1,127) (1,127)
Total $ (1) $ (113) $ (97) $ (4,330) $ (1,127) $ (5,668)
^ Options purchased are reported as securities.

T. ROWE PRICE Ultra Short-Term Bond Fund

and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with

T. ROWE PRICE Ultra Short-Term Bond Fund

counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
May 31, 2023, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $295,000. As of May 31, 2023, securities valued at $24,131,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 3% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date,

T. ROWE PRICE Ultra Short-Term Bond Fund

underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 19% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between
0% and 11% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total

T. ROWE PRICE Ultra Short-Term Bond Fund

return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments.
Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $140,000,000 (5.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty

T. ROWE PRICE Ultra Short-Term Bond Fund

to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 5% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered

T. ROWE PRICE Ultra Short-Term Bond Fund

rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $658,000;
the value of cash collateral and related investments was $675,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $883,376,000 and $1,663,988,000, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. government securities aggregated
$55,191,000 and $106,244,000, respectively, for the year ended May 31, 2023.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 80,097 $ 47,653
Long-term capital gain 8,740 7,288
Total distributions $ 88,837 $ 54,941
($000s)
Cost of investments $ 2,477,031
Unrealized appreciation $ 705
Unrealized depreciation (60,325)
Net unrealized appreciation (depreciation) $ (59,620)

T. ROWE PRICE Ultra Short-Term Bond Fund

At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from certain derivative contracts and wash sales and the realization of gains/losses on certain open derivative contracts.
The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense
($000s)
Overdistributed ordinary income $ (6,183)
Net unrealized appreciation (depreciation) (59,620)
Loss carryforwards and deferrals (37,926)
Total distributable earnings (loss) $ (103,729)

T. ROWE PRICE Ultra Short-Term Bond Fund

limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including this amount, expenses previously waived/paid by Price Associates in the amount of $583,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31,
2023, expenses incurred pursuant to these service agreements were $110,000 for Price
Associates; $382,000 for T. Rowe Price Services, Inc.; and $6,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
891,069 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, 3,285,413 shares of the I Class, representing 2% of the I Class's net assets, and
19,608 shares of the Z Class, representing 100% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(384) $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Ultra Short-Term Bond Fund

independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Ultra Short-Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc. and
Shareholders of T. Rowe Price Ultra Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Ultra Short-Term Bond Fund (one of the
funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended
May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Ultra Short-Term Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $8,740,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For shareholders subject to interest expense deduction limitation under Section
163(j), $77,549,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Ultra Short-Term Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Ultra Short-Term Bond Fund

Approval of Investment Management Agreement and
Subadvisory Agreements
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Ultra Short-Term Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group) and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
Approval of Investment Management Agreement and
Subadvisory Agreements (continued)

T. ROWE PRICE Ultra Short-Term Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Ultra Short-Term Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Ultra Short-Term Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Ultra Short-Term Bond
Fund Principal Occupation(s)
Austin Applegate (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason T. Collins, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ramon Roberto de Castro (1966)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Levent Demirekler, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Ultra Short-Term Bond Fund

Name (Year of Birth)
Position Held With Ultra Short-Term Bond
Fund Principal Occupation(s)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Steven M. Kohlenstein, CFA (1987)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew Lawton, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl A. Mickel, CFA (1967)
President
Director and Vice President, T. Rowe Price Trust
Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alexander S. Obaza (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael F. Reinartz, CFA (1973)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Ultra Short-Term Bond Fund

Name (Year of Birth)
Position Held With Ultra Short-Term Bond
Fund Principal Occupation(s)
Michael K. Sewell (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Siby Thomas (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916634 F188-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,192	$30,268
Audit-Related Fees	-	-
Tax Fees	-	2,074
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023